Initial Public Offering - Additional Information (Detail) - AEA-Bridges Impact Corp	Oct. 05, 2020 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Sale of stock issue price per share	$ 10
Class of warrants or rights exercise price	$ 11.5
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Stock shares issued during the period shares new issues | shares	40,000,000
Sale of stock issue price per share	$ 10